------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: April 30, 2008

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                                                        hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21689
                                   ---------------------------------------------


                          The Piedmont Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


120 Club Oaks Court, Suite 200     Winston-Salem, North Carolina     27104
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)


                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020
                                                     ---------------------------

Date of fiscal year end:         March 31, 2008
                          ------------------------------------

Date of reporting period:       September 30, 2007
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                                     [LOGO]
                               THE PIEDMONT SELECT
                                   EQUITY FUND

--------------------------------------------------------------------------------







                               SEMI-ANNUAL REPORT

                               September 30, 2007
                                   (Unaudited)






This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Equity Fund ("Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

THE PIEDMONT SELECT EQUITY FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                     "THE SMARTEST GUY IN THE ROOM, WASN'T"
                             -unknown market commentator on CNBC

      We all have heard someone described as being the "smartest guy in the room." Well in the case of many of the executive suites of banks, lenders, mortgage insurers, etc., the smartest guy was not there. The concern and angst concerning the mortgage default and CDO bond problems facing the financial industry was so strong in August, the Federal Reserve actually cut rates in August and again in September. We suspect we are closer to the beginning of the default problem than the end, and we may see more rate cuts in the near future. Our outlook for the market can best be described as skeptical. Seldom do we experience strong bull markets without any participation from the Financials sector. Until the Financials sector faces up to the mounting sub-prime mortgage problems, we do not believe it will be a sector offering much opportunity for investors.

      Despite being skeptical on whole about the market prospects over the next few months, we do however expect opportunities to be presented to us as investors by the volatility that often accompanies market uncertainty. Just as we invested in names we like for the long term during the market sell off in August, we will continue to invest in companies who we believe have solid long term prospects, when the market panics and offers these companies up at wholesale prices.

      There are two overriding investment themes that are currently receiving a lot of press. First, overseas markets, especially China and India, will continue to produce outsized returns because of the strong growth in their GDP. Second, the dollar will continue to lose value against other currencies. The human mind seems to be linear when viewing the future. In other words, we tend to project that the latest trend will continue well into the future. There is one thing we know for certain, if the United States sneezes, the rest of the world catches the flu. If the United States continues it's economic slow down or worse, the rest of the world will certainly follow. We are, therefore, very cautious about investing in companies that are relying heavily on growth overseas for sales and using currency gains to generate their earnings because we believe they are overpriced and expectations are too high. We will continue to invest in companies that can sustain their sales growth and that we believe are attractively priced based on our Rational Framework model.

The year-to-date return for The Piedmont Select Equity Fund as of September 30, 2007, is + 11.44% vs. the S&P 500 return of +9.13% and The Lipper Large Cap Core Fund Index of +9.32%. Our largest holdings, Medco Health Solutions, Schlumberger and Nokia, all have continued to increase their sales growth, cash flow, earnings and return on equity and have posted nice stock price appreciation. Unfortunately, all was not great news as we were caught holding the bag on a mortgage insurer, Triad Guaranty, and a hospital operator, Health Management Associates.

      We continue to use a paired trade strategy on a limited basis to try and control downside volatility. The way we use this strategy is when we invest in a company there may be a competitor that we believe is overpriced or simply a company that in our opinion is not well run that we will sell short. When executing this strategy, we are not necessarily trying to make a huge gain on the short side. For example, for every $5 we invest in a company, we will sell another $1 short. Our hope is that the company we like will appreciate in price faster than the company we do not like or the company we like will not fall in price as much as the company we do not like in a down market. We typically employ this strategy with only a small portion of the portfolio. Our shareholders can expect 10% or less of the portfolio to consist of short positions. We believe this is a smart and sound strategy when used in moderation and can serve our investors well.

      We thank you for your interest and investment in The Piedmont Select Equity Fund. Sheets Smith Wealth Management, Inc. and our clients continue to be major investors along side you in the Fund so you can rest assured our interest in the success of the Fund is aligned with your interest.




/s/ David M. Clark III                       /s/ David Gilbert
David M. Clark                               David Gilbert




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, IS AVAILABLE BY CALLING 1-888-859-5865.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. TO OBTAIN A COPY OF THE FUND'S PROSPECTUS PLEASE CALL 1-888-859-5865 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE OR DOWNLOAD A COPY AT WWW.PIEDMONTSELECTEQUITYFUND.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. THE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities mentioned above should not be considered a recommendation by the Adviser.

THE PIEDMONT SELECT EQUITY FUND
PORTFOLIO INFORMATION
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                THE PIEDMONT SELECT EQUITY FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*
--------------------------------------------------------------------------------

                               [BAR CHART OMITTED]

                                            (% of Portfolio)

                                         Piedmont          S&P 500
                                    Select Equity Fund      Index
                                    ------------------ -----------------
Consumer Discretionary                     7.3%              9.2%
Consumer Staples                          -1.2%              9.5%
Energy                                    15.9%             11.7%
Financials                                10.2%             19.8%
Health Care                               26.8%             11.6%
Industrials                               10.9%             11.5%
Information Technology                    17.3%             16.2%
Materials                                  2.2%              3.2%
Telecommunication Services                 7.7%              3.8%
Utilities                                  0.0%              3.4%

* The net percentages for The Piedmont Select Equity Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

                              TOP 10 LONG POSITIONS
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION                            % OF NET ASSETS
         -----------------------------------------       ---------------

         Medco Health Solutions, Inc.                        5.56%
         Schlumberger Ltd.                                   5.11%
         Nokia Oyj- ADR                                      4.86%
         Exxon Mobil Corp.                                   4.32%
         SAP AG - Sponsored ADR                              4.21%
         Express Scripts, Inc.                               4.00%
         Energizer Holdings, Inc.                            3.98%
         WellPoint, Inc.                                     3.44%
         Laboratory Corp. of America Holdings                3.22%
         Lowe's Cos., Inc.                                   3.16%

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES  COMMON STOCKS -- 103.4%                                        VALUE
--------------------------------------------------------------------------------
        CONSUMER DISCRETIONARY -- 7.9%
18,000  Limited Brands, Inc.....................................    $   412,020
22,000  Lowe's Cos., Inc........................................        616,440
24,000  Staples, Inc............................................        515,760
                                                                    -----------
                                                                      1,544,220
                                                                    -----------
        CONSUMER STAPLES -- 2.4%
 6,374  PepsiCo, Inc. .........................................         466,959
                                                                    -----------
        ENERGY -- 15.9%
 6,500  Anadarko Petroleum Corp. ...............................        349,375
20,000  BJ Services Co..........................................        531,000
 9,100  Exxon Mobil Corp........................................        842,296
 6,500  Holly Corp..............................................        388,895
 9,500  Schlumberger Ltd........................................        997,500
                                                                    -----------
                                                                      3,109,066
                                                                    -----------
        FINANCIALS -- 10.2%
20,000  Blackstone Group LP (The) *.............................        501,600
20,000  Brown & Brown, Inc. ....................................        526,000
 6,305  Hampton Roads Bankshares, Inc. .........................         77,236
 4,000  Lehman Brothers Holdings, Inc. .........................        246,920
18,000  Triad Guaranty, Inc.*...................................        341,460
 9,304  U.S. Bancorp............................................        302,659
                                                                    -----------
                                                                      1,995,875
                                                                    -----------
        HEALTH CARE -- 26.8%
10,000  Barr Pharmaceuticals, Inc.*.............................        569,100
14,000  Express Scripts, Inc.*..................................        781,480
 5,000  Genentech, Inc.*........................................        390,100
 9,000  Johnson & Johnson.......................................        591,300
 9,000  Kinetic Concepts, Inc.*.................................        506,520
 8,038  Laboratory Corp. of America Holdings*...................        628,813
12,000  Medco Health Solutions, Inc.*...........................      1,084,680
 8,500  WellPoint, Inc.*........................................        670,820
                                                                    -----------
                                                                      5,222,813
                                                                    -----------
        INDUSTRIALS -- 12.0%
 7,000  Energizer Holdings, Inc.*...............................        775,950
 5,500  FedEx Corp. ............................................        576,125
11,200  Norfolk Southern Corp. .................................        581,392
 6,500  Raytheon Co.............................................        414,830
                                                                    -----------
                                                                      2,348,297
                                                                    -----------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
SHARES  COMMON STOCKS -- 103.4% (CONTINUED)                            VALUE
--------------------------------------------------------------------------------
        INFORMATION TECHNOLOGY -- 18.3%
 3,000  Apple, Inc.*............................................    $   460,620
 8,000  F5 Networks, Inc.*......................................        297,520
   500  Google Inc. - Class A*..................................        283,635
 5,000  LDK Solar Co. LTD - ADR*................................        344,500
 6,000  MEMC Electronic Materials, Inc.*........................        353,160
 6,000  Research In Motion Ltd.*................................        591,300
14,000  SAP AG - Sponsored ADR..................................        821,380
 5,000  VMware Inc. - Class A*..................................        425,000
                                                                    -----------
                                                                      3,577,115
                                                                    -----------
         MATERIALS -- 2.2%
55,000  Breakwater Resources Ltd.*..............................        167,750
20,000  Lundin Mining Corp.*....................................        255,800
                                                                    -----------
                                                                        423,550
                                                                    -----------
         TELECOMMUNICATIONS SERVICES -- 7.7%
20,000  Metropcs Communications, Inc.*..........................        545,600
25,000  Nokia Oyj - ADR.........................................        948,250
                                                                    -----------
                                                                      1,493,850
                                                                    -----------

        TOTAL COMMON STOCKS (Cost $17,758,198)..................    $20,181,745
                                                                    -----------

--------------------------------------------------------------------------------
SHARES    MONEY MARKET FUNDS -- 1.8%                                   VALUE
--------------------------------------------------------------------------------
358,161  Evergreen Institutional Money Market Fund -
           Institutional Class
         (Cost $358,161)........................................    $   358,161
                                                                    -----------

         TOTAL INVESTMENTS AT VALUE -- 105.2% (Cost $18,116,359)    $20,539,906

         LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.2%)........     (1,027,124)
                                                                    -----------

         NET ASSETS -- 100.0%...................................    $19,512,782
                                                                    ===========

* Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SHARES  COMMON STOCKS -- 6.3%                                          VALUE

        CONSUMER DISCRETIONARY -- 0.6%
 3,500  Home Depot, Inc. (The)..................................    $   113,540
                                                                    -----------

        CONSUMER STAPLES -- 3.6%
 2,000  Coca-Cola Co. (The).....................................        114,940
15,000  CVS Caremark Corp.......................................        594,450
                                                                    -----------
                                                                        709,390
                                                                    -----------
        INDUSTRIALS -- 1.1%
 1,200  Burlington Northern Santa Fe Corp.......................         97,404
 1,600  United Parcel Service, Inc. - Class B...................        120,160
                                                                    -----------
                                                                        217,564
                                                                    -----------
        INFORMATION TECHNOLOGY -- 1.0%
 9,000  Oracle Corp.*...........................................        194,850
                                                                    -----------

        TOTAL SECURITIES SOLD SHORT (Proceeds $1,180,950).......    $ 1,235,344
                                                                    ===========

* Non-income producing security.

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities:
   At acquisition cost ........................................... $ 18,116,359
                                                                   ============
   At value (Note 2) ............................................. $ 20,539,906
   Deposits with broker for securities sold short (Note 2) .......      193,184
   Dividends receivable ..........................................       10,689
   Receivable for capital shares sold ............................        1,600
   Other assets ..................................................       21,180
                                                                   ------------
Total assets .....................................................   20,766,559
                                                                   ------------

LIABILITIES
   Securities sold short, at value (proceeds $1,180,950) (Note 2).    1,235,344
   Dividends payable on securities sold short (Note 2) ...........        1,064
   Payable to Advisor (Note 5) ...................................        1,630
   Payable to Administrator (Note 5) .............................        6,256
   Other accrued expenses ........................................        9,483
                                                                   ------------
Total liabilities ................................................    1,253,777
                                                                   ------------

NET ASSETS ....................................................... $ 19,512,782
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital ............................................... $ 17,654,466
   Accumulated net investment loss ...............................      (18,151)
   Accumulated net realized losses from security transactions ....     (492,686)
   Net unrealized appreciation on investments ....................    2,369,153
                                                                   ------------

NET ASSETS ....................................................... $ 19,512,782
                                                                   ============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................    1,624,991
                                                                   ============

Net asset value, offering price and redemption price per share ... $      12.01
                                                                   ============

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income (Net of foreign tax of $3,031) ...............   $    99,640
   Interest income ..............................................         2,400
                                                                    -----------
Total investment income .........................................       102,040
                                                                    -----------

EXPENSES
   Investment advisory fees (Note 5) ............................        83,583
   Administration fees (Note 5) .................................        15,137
   Fund accounting fees (Note 5) ................................        15,067
   Professional fees ............................................        15,000
   Registration fees ............................................        14,120
   Transfer agent fees (Note 5) .................................         8,750
   Interest expense .............................................         8,565
   Dividend expense on securities sold short (Note 2) ...........         5,273
   Postage and supplies .........................................         5,012
   Custody fees .................................................         4,575
   Printing of shareholder reports ..............................         2,883
   Trustee fees .................................................         2,852
   Insurance expense ............................................         1,943
   Other expenses ...............................................         8,025
                                                                    -----------
Total expenses ..................................................       190,785
   Less fees waived by the Advisor (Note 5) .....................       (51,527)
                                                                    -----------
Net expenses ....................................................       139,258
                                                                    -----------

NET INVESTMENT LOSS .............................................       (37,218)
                                                                    -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS, SECURITIES SOLD SHORT
   AND OPTION CONTRACTS
   Net realized gains (losses) from security transactions of:
        Investments .............................................       125,370
        Short positions .........................................       (44,562)
        Option contracts (Note 2) ...............................       (53,635)
   Net change in unrealized appreciation/depreciation on:
        Investments .............................................     1,414,526
        Short positions .........................................       (46,926)
                                                                    -----------
NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS, SECURITIES SOLD
   SHORT AND OPTION CONTRACTS ...................................     1,394,773
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $ 1,357,555
                                                                    ===========

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                     ENDED            YEAR
                                                                 SEPTEMBER 30,       ENDED
                                                                      2007         MARCH 31,
                                                                  (UNAUDITED)         2007
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ..............................   $    (37,218)   $     54,240
   Net realized gains (losses) from security transactions of:
       Investments ...........................................        125,370        (519,502)
       Short positions .......................................        (44,562)             --
       Option contracts ......................................        (53,635)             --
   Net change in unrealized appreciation/depreciation on:
       Investments ...........................................      1,414,526         869,208
       Short positions .......................................        (46,926)             --
                                                                 ------------    ------------
Net increase in net assets from operations ...................      1,357,555         403,946
                                                                 ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ................................             --         (35,162)
   From net realized gains on investments ....................             --         (60,375)
                                                                 ------------    ------------
Net decrease in net assets from
   distributions to shareholders .............................             --         (95,537)
                                                                 ------------    ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .................................      1,936,835      14,191,864
   Net asset value of shares issued in reinvestment of
     distributions to shareholders ...........................             --          32,391
   Payments for shares redeemed ..............................       (269,113)       (973,653)
                                                                 ------------    ------------
Net increase in net assets from capital share transactions ...      1,667,722      13,250,602
                                                                 ------------    ------------

TOTAL INCREASE IN NET ASSETS .................................      3,025,277      13,559,011

NET ASSETS
   Beginning of period .......................................     16,487,505       2,928,494
                                                                 ------------    ------------
   End of period .............................................   $ 19,512,782    $ 16,487,505
                                                                 ============    ============

ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS) ..................................   $    (18,151)   $     19,067
                                                                 ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold ...............................................        168,386       1,299,234
   Shares reinvested .........................................             --           2,949
   Shares redeemed ...........................................        (23,801)        (89,646)
                                                                 ------------    ------------
   Net increase in shares outstanding ........................        144,585       1,212,537
   Shares outstanding at beginning of period .................      1,480,406         267,869
                                                                 ------------    ------------
   Shares outstanding at end of period .......................      1,624,991       1,480,406
                                                                 ============    ============

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                   YEAR               PERIOD
                                                            SEPTEMBER 30,              ENDED               ENDED
                                                                 2007                MARCH 31,           MARCH 31,
                                                             (UNAUDITED)               2007               2006(a)
-----------------------------------------------------------------------------------------------------------------------
  Net asset value at beginning of period ................   $      11.14           $      10.93        $      10.00
                                                            ------------           ------------        ------------

  Income (loss) from investment operations:
    Net investment income (loss) ........................          (0.02)                  0.03               (0.07)
    Net realized and unrealized gains on investments ....           0.89                   0.24                1.09
                                                            ------------           ------------        ------------
  Total from investment operations ......................           0.87                   0.27                1.02
                                                            ------------           ------------        ------------

  Less distributions:
    From net investment income ..........................             --                  (0.02)                 --
    From net realized gains on investments ..............             --                  (0.04)              (0.09)
                                                            ------------           ------------        ------------
  Total distributions ...................................             --                  (0.06)              (0.09)
                                                            ------------           ------------        ------------

  Net asset value at end of period ......................   $      12.01           $      11.14        $      10.93
                                                            ============           ============        ============

  Total return (b) ......................................           7.81%(c)               2.52%              10.24%(c)
                                                            ============           ============        ============

  Net assets at the end of period (000's) ...............   $     19,513           $     16,488        $      2,928
                                                            ============           ============        ============

RATIOS/SUPPLEMENTARY DATA:
  Ratio of gross expenses to average net assets .........           2.05%(e)               2.31%               9.53%(e)

  Ratio of net expenses to average net assets (d) .......           1.50%(e)(g)            1.38%(f)            2.25%(e)

  Ratio of net investment income (loss)
    to average net assets (d) ...........................          (0.40)%(e)              0.39%             (0.89)%(e)

  Portfolio turnover rate ...............................             33%(c)                114%                129%(c)

(a) Represents the period from the commencement of operations (April 26, 2005) through March 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Ratio was determined after advisory fee waivers and expense reimbursements (Note 5).

(e)   Annualized.

(f) The net expense ratio listed is greater than the Expense Limit of 1.35% due to dividends on securities sold short in the amount of $4,608.

(g) The net expense ratio listed is greater than the Expense Limit of 1.35% due to dividends on securities sold short and margin interest in the amount of $13,838.

See accompanying notes to financial statements.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Piedmont Select Equity Fund (the "Fund") is a non-diversified series of The Piedmont Investment Trust, which was organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to August 1, 2007, the Fund was known as The Piedmont Select Value Fund.

The Fund commenced operations on April 26, 2005. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

INVESTMENT VALUATION - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION - The net asset value of the Fund's shares is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

INVESTMENT TRANSACTIONS - Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

OPTION TRANSACTIONS - The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Fund enters into a closing purchasing transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose it entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

DIVIDEND DISTRIBUTIONS - Distributions to shareholders arising from net investment income (if any) are declared and paid quarterly. Distributions from capital gains (if any) are made at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the year ended March 31, 2007 was ordinary income. There were no distributions paid during the six months ended September 30, 2007.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAX

It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2007:

--------------------------------------------------------------------------------
Cost of portfolio investments ..................................   $ 16,941,227
                                                                   ============
Gross unrealized appreciation ..................................   $  3,283,986
Gross unrealized depreciation ..................................       (920,651)
                                                                   ------------
Net unrealized appreciation ....................................   $  2,363,335
Undistributed net investment income ............................         19,067
Capital loss carryforwards .....................................       (503,841)
Post-October losses ............................................        (15,839)
Other losses ...................................................         (4,406)
                                                                   ------------
Accumulated earnings ...........................................   $  1,858,316
                                                                   ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of March 31, 2007, the Fund had capital loss carryforwards for federal income tax purposes of $503,841, which expire March 31, 2015. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

In addition, the Fund had net realized capital losses of $15,839 during the period November 1, 2006 through March 31, 2007, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2008. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS

During the six months ended September 30, 2007, cost of purchases and sales of investment securities, other than short-term investments and U.S. government securities, was $9,715,968 and $5,883,977, respectively.

5. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Fund and Sheets Smith Wealth Management, Inc. (the "Advisor"), the Advisor serves as the investment adviser to the Fund. For its services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.90% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to reduce the amount of the investment advisory fee to be paid to the Advisor by the Fund for certain months and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses) to not more than 1.35% of the average daily net assets of the Fund for the fiscal year ended March 31, 2008. There can be no assurance that the Expense Limitation Agreement will continue into the future. During the six months ended September 30, 2007, the Advisor waived investment advisory fees of $51,527.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement with the Fund, effective June 15, 2007, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month. During the six months ended September 30, 2007, the Fund paid Ultimus $8,293 for administration services.

Prior to June 15, 2007, administrative services were provided to the Fund by The Nottingham Company ("TNC"). For the performance of these services, the Fund paid TNC a monthly fee at an annual rate of 0.175% of the Fund's average daily net assets up to $50 million; 0.150% of such assets from $50 to $100 million; 0.125% of such assets from $100 to $150 million; 0.100% of such assets from $150 to $200 million; and 0.075% of such assets in excess of $200 million, subject to a minimum monthly fee of $2,000. Additionally, the Fund paid TNC an annual blue sky administration fee of $150 per state. During the six months ended September 30, 2007, the Fund paid TNC administration fees of $6,844.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FUND ACCOUNTING AGREEMENT

Under the terms of a Fund Accounting Agreement with the Fund, effective June 15, 2007, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. During the six months ended September 30, 2007, the Fund paid Ultimus $9,147 for fund accounting services. In addition, the Fund pays all costs of external pricing services.

Prior to June 15, 2007, accounting services were provided to the Fund by TNC. For the performance of these services, the Fund paid TNC a monthly fee of $2,250, plus an asset-based fee at the annual rate of 0.01% of the Fund's average net assets. During the six months ended September 30, 2007, the Fund paid TNC accounting fees of $5,920.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Fund, effective June 15, 2007, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,000 per month if the Fund has 25 shareholders or less, $1,250 if the Fund has between 25 and 100 shareholders and $1,500 per month if the Fund has more than 100 shareholders. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the six months ended September 30, 2007, the Fund paid Ultimus $4,375 for transfer agent and shareholder services.

Prior to June 15, 2007, transfer agent and shareholder services were provided to the Fund by North Carolina Shareholder Services, LLC ("NCSS"). For the performance of these services, the Fund paid NCSS a monthly fee at an annual rate of $15 per shareholder account, subject to a $1,750 minimum monthly fee. During the six months ended September 30, 2007, the Fund paid NCSS transfer agent fees of $4,375.

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Fund, effective June 15, 2007, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Fund's principal underwriter. The Distributor receives annual compensation of $6,000 for such services.

Prior to June 15, 2007, Capital Investment Group, LLC ("CIG") served as the Fund's principal underwriter. CIG received annual compensation of $5,000 for such services.

Certain trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the Fund has adopted FIN 48 with this Semi-Annual report. Based on its analysis, management does not believe that the adoption of FIN 48 has a material impact the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE PIEDMONT SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE PIEDMONT SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including historical annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                           BEGINNING      ENDING
                                            ACCOUNT       ACCOUNT      EXPENSES
                                             VALUE         VALUE        PAID
                                            APRIL 1,   SEPTEMBER 30,   DURING
                                              2007          2007       PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return..............   $1,000.00    $1,078.10      $7.81
Based on Hypothetical 5% Return
  (before expenses)......................   $1,000.00    $1,017.55      $7.59
--------------------------------------------------------------------------------

*     Expenses are equal to the Fund's annualized expense ratio of 1.50% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5865, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC's website at http:/www.sec.gov.

The Fund files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5865. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         THE PIEDMONT SELECT EQUITY FUND
                                 IS A SERIES OF
                          THE PIEDMONT INVESTMENT TRUST
                             -----------------------

FOR SHAREHOLDER SERVICE INQUIRIES:        FOR INVESTMENT ADVISOR INQUIRIES:
The Piedmont Select Equity Fund           Sheets Smith Wealth Management, Inc.
c/o Ultimus Fund Solutions, LLC           120 Club Oaks Court, Suite 200
225 Pictoria Drive, Suite 450             Winston Salem, North Carolina 27104
Cincinnati, OH 45246

TOLL-FREE TELEPHONE:                      TOLL-FREE TELEPHONE:
1-888-859-5865                            1-888-859-5865

                                          WORLD WIDE WEB @:
                                          piedmontselectequityfund.com

--------------------------------------------------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, nondiversified fund risk, repurchase agreement risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

THE PERFORMANCE INFORMATION QUOTED IN THIS SEMI-ANNUAL REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.PIEDMONTSELECTEQUITYFUND.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5865. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

THIS SEMI-ANNUAL REPORT WAS FIRST DISTRIBUTED TO SHAREHOLDERS ON OR ABOUT NOVEMBER 29, 2007.

        FOR MORE INFORMATION ON YOUR PIEDMONT SELECT EQUITY MUTUAL FUND:

             See Our Web site @ www.piedmontselectequityfund.com or

         Call Our Shareholder Services Group Toll-Free at 1-888-859-5865

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)   The Piedmont Investment Trust
             -------------------------------------------------------------------


By (Signature and Title)*     /s/ David M. Clark, III
                           -----------------------------------------------------
                            David M. Clark, III, Trustee, President, Treasurer, Principal Executive Officer & Principal Financial Officer

Date          November 30, 2007
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ David M. Clark, III
                           -----------------------------------------------------
                             David M. Clark, III, Trustee, President, Treasurer, Principal Executive Officer & Principal Financial Officer

Date          November 30, 2007
      ------------------------------------------

* Print the name and title of each signing officer under his or her signature.